UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JULY 31, 2017 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 6.6%
Bojangles’, Inc. *,1	1,735	$23,076
Boot Barn Holdings, Inc. *	5,185	41,532
Burlington Stores, Inc. *	104	9,051
Chuy’s Holdings, Inc. *	4,563	107,459
Dana, Inc.	5,790	137,339
Deckers Outdoor Corp. *	2,305	149,502
The Habit Restaurants, Inc., Class A *	4,278	70,373
IMAX Corp. *	2,008	42,971
LGI Homes, Inc. *,1	2,502	110,839
Libbey, Inc.	609	5,481
LKQ Corp. *	6,302	217,797
Planet Fitness, Inc., Class A	9,970	225,920
Tailored Brands, Inc.	3,899	48,893
Total Consumer Discretionary		1,190,233
Energy - 1.5%
Carrizo Oil & Gas, Inc. *,1	4,879	76,893
GasLog, Ltd.	3,534	64,495
SM Energy Co. [1]	6,982	121,417
Total Energy		262,805
Financials - 5.4%
Argo Group International Holdings, Ltd.	4,158	249,272
Greenhill & Co., Inc.	5,188	95,978
James River Group Holdings, Ltd.	5,600	224,896
Raymond James Financial, Inc.	1,119	93,090
Signature Bank *	1,321	183,064
Webster Financial Corp. [1]	2,563	133,096
Total Financials		979,396
Health Care - 22.5%
ABIOMED, Inc. *	1,982	293,514
Acadia Healthcare Co., Inc. *,1	3,945	208,809
ACADIA Pharmaceuticals, Inc. *,1	8,023	238,845
Alkermes PLC *	2,217	120,627
Alnylam Pharmaceuticals, Inc. *,1	812	67,185
Bioverativ, Inc. *	5,319	329,618
Bluebird Bio, Inc. *,1	1,534	144,579
Celldex Therapeutics, Inc. *	4,206	9,632
Clovis Oncology, Inc. *	535	45,373
DexCom, Inc. *,1	1,115	74,270
Diplomat Pharmacy, Inc. *	4,002	63,512
Envision Healthcare Corp. *	4,491	253,427
Exact Sciences Corp. *,1	5,577	216,388

	Shares	Value
Insulet Corp. *,1	4,301	$216,383
Intrexon Corp. *,1	5,190	112,052
Kite Pharma, Inc. *,1	952	103,206
The Medicines Co. *,1	1,732	66,595
Medidata Solutions, Inc. *	1,291	99,162
Merit Medical Systems, Inc. *	6,805	279,005
Molina Healthcare, Inc. *,1	1,931	128,991
Myriad Genetics, Inc. *	1,633	39,633
Nevro Corp. *,1	2,065	177,714
Novocure, Ltd. *,1	12,414	255,728
Pacira Pharmaceuticals, Inc. *	1,012	39,974
Penumbra, Inc. *,1	664	54,216
PTC Therapeutics, Inc. *	11,811	243,543
STERIS PLC	1,869	152,978
Total Health Care		4,034,959
Industrials - 17.9%
A.O. Smith Corp.	3,169	169,700
American Woodmark Corp. *	837	82,151
Aqua Metals, Inc. *	2,838	33,148
Beacon Roofing Supply, Inc. *	5,826	267,588
BMC Stock Holdings, Inc. *	6,394	140,668
Caesarstone, Ltd. *	4,600	161,460
Granite Construction, Inc.	4,586	224,806
JetBlue Airways Corp. *	12,534	274,871
KAR Auction Services, Inc.	8,453	355,364
MasTec, Inc. *	10,042	463,940
Meritor, Inc. *	5,393	93,191
Swift Transportation Co. *,1	3,618	92,259
TransUnion *	8,043	368,611
Tutor Perini Corp. *	7,410	197,106
Watsco, Inc.	1,474	222,235
Wesco Aircraft Holdings, Inc. *	6,738	73,107
Total Industrials		3,220,205
Information Technology - 38.5%
2U,Inc.*,1	11,799	610,598
Benefitfocus, Inc. *,1	11,049	395,002
Blackhawk Network Holdings, Inc. *	5,416	236,408
Callidus Software, Inc. *	10,253	249,148
Conduent, Inc. *	17,815	294,126
Ellie Mae, Inc. *	1,016	88,616
Euronet Worldwide, Inc. *	5,182	500,633
Fortinet, Inc. *	1,518	56,029
HubSpot, Inc. *,1	3,255	235,499

1

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 38.5% (continued)
Inphi Corp. *	7,518	$288,691
Jack Henry & Associates, Inc.	1,690	181,371
Leidos Holdings, Inc.	3,279	175,230
LogMeIn, Inc.	169	19,680
MACOM Technology Solutions Holdings, Inc. *	7,623	461,573
Mimecast, Ltd. *	5,126	143,836
Monolithic Power Systems, Inc.	2,565	262,451
New Relic, Inc. *	4,779	224,422
Qorvo, Inc. *	4,832	331,282
Rapid7, Inc. *	5,523	83,894
Real Page, Inc. *	4,982	193,053
Ring Central, Inc., Class A *,1	3,909	136,033
Semtech Corp. *	12,293	486,803
TiVo Corp.	4,670	91,532
The Trade Desk, Inc., Class A *	751	40,036
Twilio, Inc., Class A *,1	6,696	195,322
Universal Display Corp. [1]	88	10,613
Wix.com, Ltd. *	3,109	191,825
Workiva, Inc. *,1	5,949	116,600
Xperi Corp.	10,782	315,373
Zendesk, Inc. *	9,870	289,388
Total Information Technology		6,905,067
Materials - 3.1%
Allegheny Technologies, Inc. [1]	11,428	216,446
CF Industries Holdings, Inc. [1]	5,499	161,396
Kraton Corp. *	4,649	172,943
Total Materials		550,785
Real Estate - 2.2%
Healthcare Trust of America, Inc., Class A, REIT	6,515	199,294
Physicians Realty Trust, REIT	10,348	192,680
Total Real Estate		391,974
Telecommunication Services - 0.6%
Cogent Communications Holdings, Inc.	2,565	107,089

	Shares	Value
Utilities - 0.6%
Portland General Electric Co.	2,566	$114,675
Total Common Stocks (Cost $13,548,999)		17,757,188

	Principal
	Amount
Short-Term Investments - 18.7%
Repurchase Agreements - 18.6%[2]
BNP Paribas SA, dated 07/31/17, due 08/01/17, 1.060% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 2.000% - 7.000%, 11/01/18 - 07/20/63, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 07/31/17, due 08/01/17, 1.070% total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/03/17 - 12/01/51, totaling $1,020,000)	1,000,000	1,000,000
NBC Global Finance, Ltd., dated 07/31/17, due 08/01/17, 1.200% total to be received $348,982 (collateralized by various U.S. Government Agency Obligations, 1.250% - 2.500%, 08/15/21 - 09/09/49, totaling $355,949)	348,970	348,970
RBC Capital Markets LLC, dated 07/31/17, due 08/01/17, 1.040% total to be received $1,000,029 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 06/20/47, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,348,970

	Shares
Other Investment Companies - 0.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	13,871	13,871
Total Short-Term Investments (Cost $3,362,841)		3,362,841
Total Investments - 117.6% (Cost $16,911,840)		21,120,029
Other Assets, less Liabilities - (17.6%)		(3,164,065)
Net Assets - 100.0%		$17,955,964

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $3,242,635 or 18.1% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

2

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$17,757,188	—	—	$17,757,188
Short-Term Investments
Repurchase Agreements	—	$3,348,970	—	3,348,970
Other Investment Companies	13,871	—	—	13,871

Total Investments in Securities	$17,771,059	$3,348,970	—	$21,120,029

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

3

AMG Times Square All Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Short-Term Investments - 103.6%
Other Investment Companies - 103.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [1]	7,928,170	$7,928,170
Total Short-Term Investments (Cost $7,928,170)		7,928,170

Value
Total Investments - 103.6% (Cost $7,928,170)	$7,928,170
Other Assets, less Liabilities - (3.6%)	(274,442)
Net Assets - 100.0%	$7,653,728

[1]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Other Investment Companies	$7,928,170	—	—	$7,928,170

Total Investments in Securities	$7,928,170	—	—	$7,928,170

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

4

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 95.9%
Consumer Discretionary - 15.1%
American Outdoor Brands Corp. *,1	26,578	$549,367
At Home Group, Inc. *,1	10,228	232,789
Barnes & Noble Education, Inc. *	8,600	62,178
Cavco Industries, Inc. *	2,618	341,387
Century Casinos, Inc. *	11,900	85,561
Chegg, Inc. *	69,011	955,802
Citi Trends, Inc.	18,000	398,700
Culp, Inc.	5,700	171,000
Del Taco Restaurants, Inc. *	53,309	697,815
Delta Apparel, Inc. *	45,090	948,243
Destination Maternity Corp. *	14,270	21,833
Destination XL Group, Inc. *	160,546	321,092
Fox Factory Holding Corp. *	12,628	485,547
Grand Canyon Education, Inc. *	15,730	1,157,256
Gray Television, Inc. *	40,510	603,599
The Habit Restaurants, Inc., Class A *	15,063	247,786
Haverty Furniture Cos., Inc.	11,750	261,438
J Alexander’s Holdings, Inc. *	19,000	200,450
Johnson Outdoors, Inc., Class A	2,525	127,563
Kona Grill, Inc. *	19,750	52,338
Lakeland Industries, Inc. *	29,940	450,597
LGI Homes, Inc. *	40,456	1,792,201
Libbey, Inc.	25,030	225,270
Lifetime Brands, Inc.	15,000	284,250
Malibu Boats, Inc., Class A *	73,415	2,100,403
The Marcus Corp.	11,525	313,480
Marine Products Corp.	14,800	214,896
MarineMax, Inc. *	29,884	446,766
MCBC Holdings, Inc. *	9,700	179,450
Monarch Casino & Resort, Inc. *	9,700	320,973
Motorcar Parts of America, Inc. *	8,860	247,814
Netshoes Cayman, Ltd. *	16,077	327,810
Potbelly Corp. *	22,800	262,200
Reading International, Inc., Class A *	12,200	194,712
Red Robin Gourmet Burgers, Inc. *	3,620	216,476
Rocky Brands, Inc.	5,725	79,864
Ruth’s Hospitality Group, Inc.	21,100	422,000
Salem Media Group, Inc.	69,881	499,649
Shoe Carnival, Inc.	22,700	414,502
SodaStream International, Ltd. *	13,126	739,256
Spartan Motors, Inc.	22,700	200,895

	Shares	Value
Stoneridge, Inc. *	21,600	$329,616
Superior Uniform Group, Inc.	26,480	591,298
Tandy Leather Factory, Inc. *	67,200	594,720
Tower International, Inc.	14,700	363,090
UCP, Inc., Class A *	9,800	109,270
Unifi, Inc. *	9,700	317,772
Universal Electronics, Inc. *	34,693	2,374,736
West Marine, Inc.	14,800	190,772
William Lyon Homes, Class A *	14,050	317,671
Wingstop, Inc. *,1	15,750	472,657
ZAGG, Inc. *	72,897	615,980
Total Consumer Discretionary		24,132,790
Consumer Staples - 2.1%
Calavo Growers, Inc. [1]	3,503	259,397
John B Sanfilippo & Son, Inc. [1]	10,820	695,942
Landec Corp. *	47,530	584,619
Limoneira Co. [1]	8,700	198,012
Medifast, Inc.	8,800	375,672
MGP Ingredients, Inc. [1]	9,627	567,608
Primo Water Corp. *,1	52,468	651,128
Total Consumer Staples		3,332,378
Energy - 2.4%
Callon Petroleum Co. *,1	61,880	700,482
Dawson Geophysical Co. *	67,746	271,661
Era Group, Inc. *	17,100	149,796
GasLog, Ltd. [1]	29,125	531,531
Gulf Island Fabrication, Inc.	32,891	374,957
Gulfport Energy Corp. *	24,440	308,433
Natural Gas Services Group, Inc. *	13,900	346,805
RigNet, Inc. *	5,500	104,225
Ring Energy, Inc. *	66,126	863,606
Solaris Oilfield Infrastructure, Inc., Class A *,1	18,506	241,503
Total Energy		3,892,999
Financials - 17.0%
American National Bankshares, Inc.	5,700	215,175
AMERISAFE, Inc.	21,910	1,265,303
Arrow Financial Corp. [1]	7,606	247,956
Atlas Financial Holdings, Inc. *,1	24,530	378,989
Bank of Marin Bancorp	2,900	193,285
Blue Capital Reinsurance Holdings, Ltd.	13,600	262,480
Bridge Bancorp, Inc.	10,508	341,510
Bryn Mawr Bank Corp. [1]	10,872	461,516
Byline Bancorp, Inc. *	40,498	816,440

5

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.0% (continued)
Capstar Financial Holdings, Inc. *,1	15,941	$280,562
CenterState Banks, Inc.	37,356	933,526
Charter Financial Corp.	6,100	109,678
CoBiz Financial, Inc.	37,080	652,608
Community Bankers Trust Corp. *,1	11,200	96,320
Compass Diversified Holdings [1]	113,160	1,980,300
Diamond Hill Investment Group, Inc.	1,900	375,250
Enova International, Inc. *	18,500	268,250
Farmers Capital Bank Corp.	2,800	105,140
Farmers National Banc Corp.	7,000	96,250
Federal Agricultural Mortgage Corp., Class C	6,100	418,216
First Bancorp	37,970	1,188,461
First Community Bancshares, Inc.	7,600	206,872
First Defiance Financial Corp.	9,000	465,750
First Financial Corp.	7,900	363,795
Flushing Financial Corp.	13,050	372,317
German American Bancorp, Inc. [1]	25,305	906,678
Greenhill & Co., Inc.	9,835	181,948
Hallmark Financial Services, Inc. *	7,900	88,875
Hamilton Lane, Inc., Class A	10,031	225,296
HCI Group, Inc.	4,100	184,869
Heritage Commerce Corp.	21,773	302,427
Heritage Financial Corp.	35,757	972,590
Home Bancorp, Inc.	3,000	121,560
Independent Bank Corp.	21,800	462,160
Kingstone Cos., Inc.	15,013	247,715
Kinsale Capital Group, Inc.	21,100	821,212
Lakeland Bancorp, Inc.	14,831	286,980
Live Oak Bancshares, Inc.	12,872	325,018
MainSource Financial Group, Inc.	8,300	290,002
Marlin Business Services Corp.	7,500	195,000
Mercantile Bank Corp.	25,020	796,136
Meta Financial Group, Inc.	4,741	338,033
Midland States Bancorp, Inc.	5,700	181,032
NMI Holdings, Inc., Class A *	59,566	702,879
Northrim BanCorp, Inc.	23,876	695,985
Old Second Bancorp, Inc.	23,300	276,105
Pacific Premier Bancorp, Inc. *	42,976	1,542,838
Piper Jaffray Cos.	5,033	314,059
Preferred Bank	26,930	1,512,119
Regional Management Corp. *	17,500	419,825
Riverview Bancorp, Inc.	16,200	122,958

	Shares	Value
Southwest Bancorp, Inc.	7,100	$185,310
State Bank Financial Corp.	15,400	422,730
State National Cos., Inc.	29,800	622,224
Territorial Bancorp, Inc.	6,125	184,546
TriState Capital Holdings, Inc. *	11,100	255,300
Triumph Bancorp, Inc. *	10,000	284,000
United Community Financial Corp.	21,900	201,480
Waterstone Financial, Inc.	19,400	365,690
West Bancorporation, Inc.	4,825	110,975
Total Financials		27,242,503
Health Care - 15.2%
Acceleron Pharma, Inc. *	6,200	199,330
Achaogen, Inc. *,1	31,361	596,173
Addus HomeCare Corp. *	7,400	251,230
AtriCure, Inc. *	13,250	321,048
AxoGen, Inc. *,1	59,143	934,459
BioTelemetry, Inc. *	8,200	280,440
Blueprint Medicines Corp. *	12,414	649,625
Calithera Biosciences, Inc. *,1	37,340	571,302
Cardiovascular Systems, Inc. *	21,111	666,052
ChemoCentryx, Inc. *	13,000	131,820
Corcept Therapeutics, Inc. *	40,143	500,583
CryoLife, Inc. *	13,058	244,838
Dynavax Technologies Corp. *,1	57,975	918,904
Enzo Biochem, Inc. *	20,900	226,765
Epizyme, Inc. *,1	47,956	546,698
Esperion Therapeutics *,1	14,243	645,065
Exactech, Inc. *	15,840	461,736
Five Prime Therapeutics, Inc. *	4,104	115,487
Foundation Medicine, Inc. *	16,223	573,483
Genomic Health, Inc. *	10,605	338,299
Glaukos Corp. *,1	21,708	872,227
Global Blood Therapeutics, Inc. *	10,089	263,323
Heska Corp. *	2,000	219,080
Immunomedics, Inc. *	86,114	737,136
Intersect ENT, Inc. *	24,153	661,792
Invacare Corp.	15,370	240,541
iRhythm Technologies, Inc. *,1	44,648	1,846,641
K2M Group Holdings, Inc. *	20,969	510,176
Lantheus Holdings, Inc. *,1	11,600	214,020
LeMaitre Vascular, Inc.	11,800	425,626
Loxo Oncology,Inc. *,1	4,715	340,942
National Research Corp., Class A	3,900	114,660

6

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 15.2% (continued)
NeoGenomics, Inc. *	90,530	$855,508
OraSure Technologies, Inc. *	43,445	762,025
Pacific Biosciences of California, Inc. *,1	44,481	145,008
PetIQ, Inc. *	31,009	721,890
The Providence Service Corp. *	8,100	417,474
Repligen Corp. *	12,454	501,523
RTI Surgical, Inc. *	72,300	412,110
Spark Therapeutics, Inc. *,1	5,117	363,307
Surmodics, Inc. *	11,030	290,089
Tactile Systems Technology, Inc. *,1	45,057	1,331,434
Tivity Health, Inc. *,1	13,920	551,928
U.S. Physical Therapy, Inc.	13,476	850,336
Utah Medical Products, Inc.	1,500	103,650
Versartis, Inc. *,1	23,009	425,666
ViewRay, Inc. *	74,015	350,091
Xencor, Inc. *,1	24,878	580,901
Total Health Care		24,282,441
Industrials - 18.8%
ACCO Brands Corp. *	96,633	1,125,774
Air Transport Services Group, Inc. *	34,660	844,318
Alamo Group, Inc.	4,559	424,033
ArcBest Corp.	19,300	536,540
ASV Holdings, Inc. *	42,865	333,918
AZZ, Inc.	17,770	900,939
Blue Bird Corp. *	15,432	273,918
Broadwind Energy, Inc. *	46,290	204,602
Builders FirstSource, Inc. *	20,974	328,663
Casella Waste Systems, Inc., Class A *	40,407	678,029
Columbus McKinnon Corp.	65,420	1,687,836
Covenant Transportation Group, Inc., Class A *,1	37,208	697,650
CRA International, Inc.	10,650	413,326
Ducommun, Inc. *	33,280	963,789
Ennis, Inc.	49,260	948,255
Gencor Industries, Inc. *	14,242	228,584
Global Brass & Copper Holdings, Inc.	12,000	384,600
GP Strategies Corp. *	1,200	34,380
The Greenbrier Cos., Inc. [1]	19,197	863,865
Heidrick & Struggles International, Inc.	11,403	206,394
Heritage-Crystal Clean, Inc. *	17,800	334,640
Hudson Technologies, Inc. *,1	123,190	996,607
Hurco Cos., Inc.	2,700	88,965
InnerWorkings, Inc. *	23,810	280,720

	Shares	Value
Insteel Industries, Inc.	23,010	$605,623
Interface, Inc.	15,020	284,629
Kadant, Inc.	2,700	210,735
Kornit Digital, Ltd. *,1	56,995	1,179,796
Limbach Holdings, Inc. *	24,634	289,696
Lydall, Inc. *	16,312	807,444
Manitex International, Inc. *,1	26,663	188,507
Marten Transport, Ltd.	28,500	454,580
NCI Building Systems, Inc. *	12,114	218,052
Neff Corp., Class A *	61,049	1,282,029
NN, Inc.	65,868	1,824,544
NV5 Global, Inc. *,1	40,952	1,701,556
Old Dominion Freight Line, Inc.	2,045	196,136
Orion Group Holdings, Inc. *	38,400	269,568
Patrick Industries, Inc. *	40,074	3,049,631
PGT Innovations, Inc. *	45,610	592,930
Radiant Logistics, Inc. *	82,290	356,316
Sterling Construction Co., Inc. *	26,300	336,114
Sun Hydraulics Corp.	810	33,502
Supreme Industries, Inc., Class A	20,340	305,914
Titan International, Inc.	51,101	651,538
TPI Composites, Inc. *	24,579	463,068
Universal Logistics Holdings, Inc.	5,000	72,750
Vectrus, Inc. *	13,700	465,937
Willdan Group, Inc. *,1	7,787	261,721
YRC Worldwide, Inc. *,1	17,600	233,904
Total Industrials		30,116,565
Information Technology - 18.6%
8x8, Inc. *	32,215	409,131
Alarm.com Holdings, Inc. *	9,374	356,493
Alpha & Omega Semiconductor, Ltd. *	11,200	198,240
Alteryx, Inc., Class A *,1	23,474	472,297
American Software, Inc., Class A	27,550	267,235
Appian Corp. *,1	33,623	657,666
Applied Optoelectronics, Inc. *	11,922	1,162,276
Aspen Technology, Inc. *	8,440	479,983
Bel Fuse, Inc., Class B	12,700	320,675
Calix, Inc. *	23,800	163,030
Carbonite, Inc. *,1	5,800	136,880
Care.com, Inc. *	58,905	855,890
CEVA, Inc. *	17,542	811,317
Comtech Telecommunications Corp.	10,500	189,000
Control4 Corp. *	72,582	1,658,499

7

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 18.6% (continued)
CTS Corp.	17,300	$380,600
CYREN, Ltd. *	55,790	94,843
DHI Group, Inc. *	108,035	237,677
Digi International, Inc. *	29,683	310,187
Everbridge, Inc. *	72,780	1,721,247
Everi Holdings, Inc. *	13,100	97,726
Fabrinet *	3,963	178,375
Five9, Inc. *	83,876	1,850,305
Glu Mobile, Inc. *	43,380	118,427
Guidance Software, Inc. *	14,000	98,980
The Hackett Group, Inc.	25,400	417,068
Impinj, Inc. *,1	11,553	567,714
Information Services Group, Inc. *,1	48,600	195,858
Inphi Corp. *,1	4,910	188,544
Instructure, Inc. *	20,785	672,395
Materialise N.V., ADR *	20,747	315,562
MaxLinear, Inc. *	6,111	160,108
Mesa Laboratories, Inc.	2,379	343,837
Mimecast, Ltd. *	15,257	428,111
MINDBODY, Inc., Class A *,1	23,628	613,147
Mitek Systems, Inc. *	87,080	827,260
Nanometrics, Inc. *	6,500	173,225
Napco Security Technologies, Inc. *,1	9,500	86,925
NCI, Inc., Class A *	9,500	189,525
Novanta, Inc. *	54,240	2,001,456
NVE Corp.	3,600	283,968
PC Connection, Inc.	24,146	622,967
Points International, Ltd. *	9,700	79,831
PROS Holdings, Inc. *	12,434	358,472
Q2 Holdings, Inc. *	24,666	959,507
QAD, Inc., Class A	3,500	109,725
Quotient Technology, Inc. *,1	46,684	541,534
Sapiens International Corp. N.V. *,1	69,070	824,005
ShoreTel, Inc. *	56,900	423,905
Talend, S.A., ADR *	39,110	1,479,531
TechTarget, Inc. *	66,349	636,287
TESSCO Technologies, Inc.	53,460	713,691
Tyler Technologies, Inc. *	5,900	1,013,679

	Shares	Value
USA Technologies, Inc. *,1	163,937	$909,850
Vishay Precision Group, Inc. *	14,380	251,650
Xplore Technologies Corp. *	66,392	158,677
Total Information Technology		29,774,993
Materials - 4.0%
Ferro Corp. *	22,199	427,109
FutureFuel Corp.	25,480	370,989
Koppers Holdings, Inc. *	24,815	900,785
Materion Corp.	10,125	389,306
Myers Industries, Inc.	21,600	367,200
OMNOVA Solutions, Inc. *	139,081	1,307,361
Ryerson Holding Corp. *	22,182	191,874
Universal Stainless & Alloy Products, Inc. *	61,844	1,175,036
US Concrete, Inc. *,1	17,493	1,370,577
Total Materials		6,500,237
Real Estate - 1.5%
Community Healthcare Trust, Inc., REIT	42,470	1,077,464
Gramercy Property Trust, REIT	6,948	209,969
LaSalle Hotel Properties, REIT	9,750	288,015
NexPoint Residential Trust, Inc., REIT	14,659	367,794
Whitestone, REIT	30,300	395,415
Total Real Estate		2,338,657
Telecommunication Services - 0.6%
Boingo Wireless, Inc. *	61,555	912,861
Utilities - 0.6%
Connecticut Water Service, Inc.	3,400	193,732
Middlesex Water Co.	4,600	180,504
Unitil Corp.	12,610	639,957
Total Utilities		1,014,193
Total Common Stocks (Cost $105,060,751)		153,540,617
Exchange Traded Funds - 0.0%
SPDR S&P Regional Banking ETF (Cost $ 10,620)	550	29,964

8

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 12.7%
Repurchase Agreements - 8.7%[2]
Citibank N.A., dated 07/31/17, due 08/01/17, 1.040% total to be received $1,011,067 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 10/12/17 - 09/09/49, totaling $1,031,259)	$1,011,038	$1,011,038
HSBC Securities USA, Inc., dated 07/31/17, due 08/01/17, 1.030% total to be received $3,286,806 (collateralized by various U.S. Government Agency Obligations, 1.625% - 3.375%, 02/15/26 - 05/15/44, totaling $3,352,466)	3,286,712	3,286,712
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/17, due 08/01/17, 1.050% total to be received $3,286,808 (collateralized by various U.S. Government Agency Obligations, 3.500%, 04/20/46 - 07/20/47, totaling $3,352,446)	3,286,712	3,286,712
RBC Dominion Securities, Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $3,286,807 (collateralized by various U.S. Government Agency Obligations, 0.125% -7.000%, 02/08/18 - 06/20/47, totaling $3,352,446)	3,286,712	3,286,712

	Principal Amount	Value
State of Wisconsin Investment Board, dated 07/31/17, due 08/01/17, 1.180% total to be received $2,966,381 (collateralized by various U.S. Government Agency Obligations, 0.125% -3.875%, 01/15/19 - 02/15/46, totaling $3,038,545)	$2,966,284	$2,966,284
Total Repurchase Agreements		13,837,458

	Shares
Other Investment Companies - 4.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	6,442,809	6,442,809
Total Short-Term Investments (Cost $20,280,267)		20,280,267
Total Investments - 108.6% (Cost $125,351,638)		173,850,848
Other Assets, less Liabilities - (8.6%)		(13,740,721)
Net Assets - 100.0%		$160,110,127

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $13,525,447 or 8.4% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$153,540,617	—	—	$153,540,617
Exchange Traded Funds	29,964	—	—	29,964
Short-Term Investments
Repurchase Agreements	—	$13,837,458	—	13,837,458
Other Investment Companies	6,442,809	—	—	6,442,809

Total Investments in Securities	$160,013,390	$13,837,458	—	$173,850,848

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

9

AMG Managers Center Square Real Estate Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
REITS - 99.7%
Apartments - 20.4%
Apartment Investment & Management Co., Class A	121,760	$5,546,168
AvalonBay Communities, Inc.	85,780	16,499,783
Education Realty Trust, Inc.	43,686	1,640,409
Equity Residential	136,920	9,318,775
Essex Property Trust, Inc.	48,390	12,663,663
Invitation Homes, Inc.	92,100	1,963,572
Starwood Waypoint Homes	262,960	9,193,082
UDR, Inc.	272,490	10,651,634
Total Apartments		67,477,086
Diversified - 9.4%
Digital Realty Trust, Inc.	27,470	3,168,390
Duke Realty Corp.	263,070	7,521,171
Equinix, Inc.	11,555	5,208,185
PS Business Parks, Inc.	12,903	1,734,938
STAG Industrial, Inc.	115,780	3,159,636
Vornado Realty Trust	105,400	8,363,490
Washington Real Estate Investment Trust	62,781	2,098,769
Total Diversified		31,254,579
Health Care - 10.3%
HCP, Inc.	421,620	13,344,273
Healthcare Trust of America, Inc., Class A	175,990	5,383,534
Medical Properties Trust, Inc.	209,790	2,723,074
Ventas, Inc.	67,170	4,523,900
Welltower, Inc.	109,370	8,026,664
Total Health Care		34,001,445
Hotels - 9.0%
Chesapeake Lodging Trust	118,780	2,996,819
DiamondRock Hospitality Co.	170,010	1,985,717
Hilton Worldwide Holdings, Inc.	98,556	6,162,707
Host Hotels & Resorts, Inc.	462,120	8,623,159
Pebblebrook Hotel Trust	15,959	537,340
RLJ Lodging Trust	63,580	1,345,353
Sun Communities, Inc.	54,520	4,852,825
Sunstone Hotel Investors, Inc.	201,160	3,274,885
Total Hotels		29,778,805
Office Property - 16.1%
Alexandria Real Estate Equities, Inc.	60,270	7,307,737

	Shares	Value
Boston Properties, Inc.	124,170	$15,013,395
Columbia Property Trust, Inc.	125,960	2,739,630
Douglas Emmett, Inc.	225,630	8,632,604
Highwoods Properties, Inc.	162,610	8,377,667
Hudson Pacific Properties, Inc.	45,789	1,498,216
JBG SMITH Properties *	86,600	3,072,568
Kilroy Realty Corp.	36,090	2,505,007
Mack-Cali Realty Corp.	155,190	4,072,186
Total Office Property		53,219,010
Regional Malls - 11.7%
General Growth Properties, Inc.	449,130	10,154,829
The Macerich Co.	71,430	4,099,368
Simon Property Group, Inc.	154,480	24,485,080
Total Regional Malls		38,739,277
Shopping Centers - 7.3%
DDR Corp.	302,360	3,081,048
Federal Realty Investment Trust	24,640	3,268,003
Kimco Realty Corp.	278,970	5,629,615
Regency Centers Corp.	124,698	8,257,501
Weingarten Realty Investors	125,723	4,080,969
Total Shopping Centers		24,317,136
Storage - 7.1%
CubeSmart	535,440	13,203,950
Public Storage	50,270	10,334,004
Total Storage		23,537,954
Warehouse/Industrials - 8.4%
CyrusOne, Inc.	92,400	5,517,204
DCT Industrial Trust, Inc.	13,950	785,943
First Industrial Realty Trust, Inc.	67,810	2,069,561
Prologis, Inc.	321,300	19,538,253
Total Warehouse/Industrials		27,910,961
Total REITS
(Cost $327,347,000)		330,236,253
Total Investments - 99.7%
(Cost $327,347,000)		330,236,253
Other Assets, less Liabilities - 0.3%		1,084,423
Net Assets - 100.0%		$331,320,676

*	Non-income producing security.

10

AMG Managers Center Square Real Estate Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
REITS†	$330,236,253	—	—	$330,236,253

Total Investments in Securities	$330,236,253	—	—	$330,236,253

†	All REITs held in the Fund are Level 1 securities. For a detailed break-out of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

11

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Principal Amount	Value
Corporate Bonds and Notes - 44.6%
Financials - 21.7%
American Tower Corp., 3.375%, 10/15/26	$2,548,000	$2,523,570
Bank of America Corp., 3.875%, 08/01/25	5,597,000	5,838,639
Berkshire Hathaway, Inc., 3.125%, 03/15/26	5,240,000	5,345,701
Citigroup, Inc., 2.050%, 12/07/18	7,634,000	7,666,154
Crown Castle International Corp., 5.250%, 01/15/23	5,281,000	5,911,815
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	4,943,000	6,201,938
Host Hotels & Resorts, L.P.,
Series C, 4.750%, 03/01/23	3,755,000	4,049,505
JPMorgan Chase & Co., Series S, (3-Month LIBOR + 3.780%) 6.750%, 08/01/2165 [1,2]	3,584,000	4,109,952
Morgan Stanley, GMTN, 5.500%, 07/28/21	5,195,000	5,787,240
National Rural Utilities Cooperative Finance Corp., 3.250%, 11/01/25	3,937,000	4,019,386
US Bancorp, MTN, 2.950%, 07/15/22	6,898,000	7,058,296
Visa, Inc., 3.150%, 12/14/25	3,955,000	4,051,328
Wells Fargo & Co., (3-Month LIBOR + 0.930%) 2.239%, 02/11/22 [2]	8,277,000	8,344,160
Weyerhaeuser Co., 7.375%, 03/15/32	2,591,000	3,598,161
Total Financials		74,505,845
Industrials - 22.9%
AbbVie, Inc., 3.200%, 11/06/22	3,956,000	4,079,910
Apple, Inc.,
(3-Month LIBOR + 0.500%) 1.811%, 02/09/22 [2]	8,360,000	8,475,711
Automatic Data Processing, Inc., 3.375%, 09/15/25	5,078,000	5,315,082

	Principal Amount	Value
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	$3,191,000	$4,185,325
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	3,750,000	4,036,264
Comcast Corp., 7.050%, 03/15/33	2,212,000	3,050,337
CSX Corp., 2.600%, 11/01/26	3,815,000	3,703,976
CVS Health Corp., 5.125%, 07/20/45	3,205,000	3,692,291
Georgia-Pacific LLC, 8.000%, 01/15/24	2,726,000	3,534,730
International Paper Co., 3.000%, 02/15/27	5,829,000	5,682,115
Kaiser Foundation Hospitals, 3.150%, 05/01/27	3,387,000	3,417,246
McDonald’s Corp., MTN, 3.700%, 01/30/26	3,848,000	4,039,226
Microsoft Corp., 3.750%, 02/12/45	3,805,000	3,797,280
Mohawk Industries, Inc., 3.850%, 02/01/23	3,862,000	3,989,094
Molson Coors Brewing Co., 3.000%, 07/15/26	3,920,000	3,822,290
Omnicom Group, Inc., 3.600%, 04/15/26	3,945,000	4,009,931
Owens Corning, 4.200%, 12/15/22	4,000,000	4,252,672
Verizon Communications, Inc., 4.400%, 11/01/34	5,490,000	5,407,974
Total Industrials		78,491,454
Total Corporate Bonds and Notes (Cost $151,685,235)		152,997,299
Municipal Bonds - 7.2%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	4,610,000	7,115,259
Los Angeles Unified School District, 5.750%, 07/01/34	4,865,000	6,220,632
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,030,000	4,089,591

12

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	$3,765,000	$4,122,524
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	2,795,000	3,004,122
Total Municipal Bonds (Cost $24,316,521)		24,552,128
U.S. Government and Agency Obligations - 45.9%
Fannie Mae - 26.0%
Fannie Mae,
3.500%, 07/01/28 to 02/01/46	9,647,151	10,027,035
4.000%, 01/01/29 to 08/01/43	9,977,603	10,503,879
4.500%, 04/01/39 to 06/01/46	33,702,587	36,578,170
5.000%, 02/01/34 to 08/01/40	15,252,088	16,749,035
5.500%, 08/01/37 to 10/01/41	13,751,225	15,398,277
Total Fannie Mae	82,330,654	89,256,396
Freddie Mac - 3.9%
Freddie Mac Gold Pool,
3.500%, 11/01/25	4,853,728	5,093,337
4.000%, 05/01/26	297,034	312,075
5.000%, 07/01/41 to 07/01/44	7,177,801	7,945,570
Total Freddie Mac	12,328,563	13,350,982
U.S. Treasury Obligations - 16.0%
U.S. Treasury Bonds,
3.500%, 02/15/39	2,850,000	3,197,064

	Principal Amount	Value
4.500%, 02/15/36	$5,389,000	$6,913,602
6.250%, 08/15/23	18,959,000	23,592,106
U.S. Treasury Note,
1.750%, 03/31/22	3,565,000	3,556,504
2.000%, 11/30/22	17,744,000	17,836,180
Total U.S. Treasury Obligations	48,507,000	55,095,456
Total U.S. Government and Agency Obligations (Cost $158,209,668)		157,702,834

	Shares
Short-Term Investments - 1.7%
Other Investment Companies - 1.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	6,034,973	6,034,973
Total Short-Term Investments (Cost $6,034,973)		6,034,973
Total Investments - 99.4% (Cost $340,246,397)		341,287,234
Other Assets, less Liabilities - 0.6%		1,963,547
Net Assets - 100.0%		$343,250,781

[1]	Perpetuity Bond. The date shown is the final call date.
[2]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

13

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$152,997,299	—	$152,997,299
Municipal Bonds	—	24,552,128	—	24,552,128
U.S. Government and Agency Obligations†	—	157,702,834	—	157,702,834
Short-Term Investments
Other Investment Companies	$6,034,973	—	—	6,034,973

Total Investments in Securities	$6,034,973	$335,252,261	—	$341,287,234

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

14

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

15

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 12.3%
1-800-Flowers.com, Inc., Class A *	17,600	$169,840
Amazon.com, Inc. *	1,113	1,099,399
Ascent Capital Group, Inc., Class A. *	3,329	56,260
Best Buy Co., Inc.	2,515	146,725
Cambium Learning Group, Inc. *	15,810	77,785
The Children’s Place, Inc. [1]	1,782	188,268
Comcast Corp., Class A	4,316	174,582
Discovery Communications, Inc., Class C *	11,109	256,951
DISH Network Corp., Class A *	2,000	128,060
Extended Stay America, Inc.	37,315	737,718
Francesca’s Holdings Corp. *	27,795	270,446
Graham Holdings Co., Class B	662	392,169
Hibbett Sports, Inc. *	28,795	449,202
The Home Depot, Inc.	1,170	175,032
International Speedway Corp., Class A	5,124	183,439
Kirkland’s, Inc. *	7,831	73,220
Liberty Media Corp-Liberty SiriusXM *	19,069	879,653
Lowe’s Cos., Inc.	6,998	541,645
MCBC Holdings, Inc. *	17,286	319,791
Netflix, Inc. *	1,053	191,288
Ross Stores, Inc.	11,063	612,005
Standard Motor Products, Inc.	3,900	196,482
Taylor Morrison Home Corp., Class A *	36,412	823,640
Tenneco, Inc.	8,546	472,594
The Walt Disney Co.	1,011	111,139
Total Consumer Discretionary		8,727,333
Consumer Staples - 7.4%
Altria Group, Inc.	17,411	1,131,193
Campbell Soup Co.	3,034	160,286
Central Garden & Pet Co. *,1	8,781	280,992
Central Garden & Pet Co., Class A *	11,889	365,706
The Coca-Cola Co.	2,775	127,206
Medifast, Inc.	9,924	423,656
National Beverage Corp. [1]	6,098	622,728
PepsiCo, Inc.	950	110,779
Philip Morris International, Inc.	783	91,384
The Procter & Gamble Co.	3,153	286,355
Tyson Foods, Inc., Class A	19,097	1,209,986
US Foods Holding Corp. *	9,436	265,623

	Shares	Value
Village Super Market, Inc., Class A	7,641	$188,962
Total Consumer Staples		5,264,856
Energy - 4.6%
Abraxas Petroleum Corp. *	93,591	166,592
Baker Hughes Co.	840	30,988
Chevron Corp.	1,910	208,553
Devon Energy Corp.	4,449	148,196
Evolution Petroleum Corp.	13,789	118,585
Exterran Corp. *	2,981	82,544
Exxon Mobil Corp.	7,593	607,744
Laredo Petroleum, Inc. *,1	1,696	21,980
Marathon Petroleum Corp.	9,400	526,306
Natural Gas Services Group, Inc. *	9,793	244,335
Pacific Ethanol, Inc. *	13,335	83,344
Phillips 66	4,600	385,250
Renewable Energy Group, Inc. *	16,184	202,300
REX American Resources Corp. *	428	42,791
Valero Energy Corp.	5,800	400,026
Total Energy		3,269,534
Financials - 14.3%
Arch Capital Group, Ltd. *	11,700	1,137,942
B. Riley Financial, Inc.	1,830	35,594
Bank of America Corp.	12,444	300,149
Berkshire Hathaway, Inc., Class B *	10,287	1,799,916
Brown & Brown, Inc.	25,500	1,137,300
Canadian Imperial Bank of Commerce	1,823	158,309
Central Valley Community Bancorp	2,657	58,401
Cherry Hill Mortgage Investment Corp.	3,477	66,724
Citigroup, Inc.	4,100	280,645
CNA Financial Corp.	17,972	933,645
Discover Financial Services	10,498	639,748
Employers Holdings, Inc.	11,883	515,128
Enterprise Financial Services Corp.	2,000	79,100
Erie Indemnity Co., Class A	2,000	254,920
Everest Re Group, Ltd.	2,200	577,258
First Defiance Financial Corp.	1,481	76,642
First Financial Corp.	525	24,176
First Hawaiian, Inc.	12,008	354,236
First Interstate BancSystem, Inc., Class A	4,099	149,818
GAMCO Investors, Inc., Class A	4,750	145,872
HomeTrust Bancshares, Inc. *	1,014	24,488

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.3% (continued)
Houlihan Lokey, Inc.	764	$28,406
Independent Bank Corp.	1,999	42,379
JPMorgan Chase & Co.	6,852	629,014
National Western Life Group, Inc., Class A	103	34,669
Sierra Bancorp	3,100	84,940
Stonegate Bank	1,800	83,790
SunTrust Banks, Inc.	3,197	183,156
Wells Fargo & Co.	6,184	333,565
Total Financials		10,169,930
Health Care - 14.0%
Agilent Technologies, Inc.	1,239	74,080
Amgen, Inc.	6,296	1,098,715
AngioDynamics, Inc. *	5,317	86,401
Anika Therapeutics, Inc. *	9,000	460,440
Atrion Corp	251	158,682
Biogen, Inc. *	1,735	502,439
Bioverativ, Inc. *	867	53,728
Cantel Medical Corp.	2,899	215,106
Cardiovascular Systems, Inc. *	659	20,792
Centene Corp. *	10,956	870,126
Charles River Laboratories International, Inc. *	5,950	584,290
Chemed Corp.	1,500	296,250
ChemoCentryx, Inc. *	23,349	236,759
Chimerix, Inc. *	9,599	47,707
CR Bard, Inc.	100	32,060
Hologic, Inc. *	7,519	332,415
IDEXX Laboratories, Inc. *	974	162,132
INC Research Holdings, Inc., Class A *	4,620	254,100
Johnson & Johnson	5,018	665,989
Landauer, Inc.	3,745	203,915
McKesson Corp.	1,199	194,082
Merck & Co., Inc.	2,139	136,639
OraSure Technologies, Inc. *	9,021	158,228
Pfizer, Inc.	5,943	197,070
Phibro Animal Health Corp., Class A	19,329	738,368
The Providence Service Corp. *	3,547	182,812
Quality Systems, Inc. *	3,981	68,075
UnitedHealth Group, Inc.	8,199	1,572,650
WellCare Health Plans, Inc. *	2,003	354,511
Total Health Care		9,958,561
Industrials - 14.8%
Alaska Air Group, Inc.	17,694	1,508,060

	Shares	Value
Allison Transmission Holdings, Inc.	22,735	$859,383
ARC Document Solutions, Inc. *	79,795	276,091
BWX Technologies, Inc.	27,500	1,448,700
Comfort Systems USA, Inc.	3,852	128,272
Continental Building Products, Inc. *	32,781	721,182
Delta Air Lines, Inc.	10,904	538,221
General Dynamics Corp.	2,997	588,401
General Electric Co.	10,971	280,967
Huntington Ingalls Industries, Inc.	5,799	1,195,232
ICF International, Inc. *	1,569	70,997
RPX Corp. *	56,427	771,357
Rush Enterprises, Inc., Class B *	6,529	265,600
Southwest Airlines Co.	11,822	656,239
TPI Composites, Inc. *	1,903	35,853
UniFirst Corp.	3,000	426,750
West Corp	31,890	745,269
Total Industrials		10,516,574
Information Technology - 23.9%
Alphabet, Inc., Class A *	816	771,528
Alphabet, Inc., Class C *	829	771,384
Appfolio, Inc., Class A *	2,427	84,824
Apple, Inc.	15,001	2,231,099
Benchmark Electronics, Inc. *	25,252	849,730
Black Box Corp.	16,642	131,472
Carbonite, Inc. *	14,877	351,097
Care.com, Inc. *	3,364	48,879
CDW Corp.	8,563	543,151
Cisco Systems, Inc.	2,742	86,236
Citrix Systems, Inc. *	611	48,257
CommerceHub, Inc. *,1	15,931	286,439
CSRA, Inc.	13,859	451,942
Diodes, Inc. *	1,265	33,560
Extreme Networks, Inc. *	7,089	62,312
Facebook, Inc., Class A *	6,516	1,102,833
Guidance Software, Inc. *	8,106	57,309
Intel Corp.	2,795	99,139
International Business Machines Corp.	350	50,635
Intuit, Inc.	2,987	409,846
IXYS Corp. *	6,098	106,105
KLA-Tencor Corp.	2,029	187,946
MasterCard, Inc., Class A	14,970	1,913,166
Microsoft Corp.	22,700	1,650,290
MoneyGram International, Inc. *	3,471	56,647

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.9% (continued)
NetScout Systems, Inc. *	9,480	$327,060
Oracle Corp.	583	29,109
PC Connection, Inc.	794	20,485
Progress Software Corp.	26,502	848,329
QAD, Inc., Class A	9,851	308,829
Rudolph Technologies, Inc. *	16,756	414,711
salesforce.com, Inc. *	1,719	156,085
ServiceNow, Inc. *	326	36,007
Synchronoss Technologies, Inc. *	3,904	65,900
Tech Data Corp *	799	81,818
Visa, Inc., Class A	21,140	2,104,698
Zix Corp. *	38,333	204,315
Zynga, Inc., Class A *	8,228	29,703
Total Information Technology		17,012,875
Materials - 2.9%
AdvanSix, Inc. *	11,569	387,330
Cabot Corp.	2,197	119,363
Graphic Packaging Holding Co.	38,946	513,698
LyondellBasell Industries NV, Class A	7,700	693,693
SunCoke Energy, Inc. *	1,715	15,349
Trecora Resources *,1	6,085	70,282
Valvoline, Inc.	13,722	311,078
Total Materials		2,110,793
Real Estate - 1.2%
American Homes 4 Rent, Class A, REIT	11,900	273,819
American Tower Corp, REIT	481	65,575
Columbia Property Trust, Inc., REIT	14,606	317,680
Equity Commonwealth, REIT *	2,951	93,193
Park Hotels & Resorts, Inc., REIT	3,564	95,978
Total Real Estate		846,245
Telecommunication Services - 1.5%
AT&T, Inc.	13,001	507,039

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $833,029 or 1.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Shares	Value
Boingo Wireless, Inc. *	12,095	$179,369
Spok Holdings, Inc.	12,910	211,724
Verizon Communications, Inc.	3,360	162,624
Total Telecommunication Services		1,060,756
Utilities - 2.1%
American Water Works Co., Inc.	10,900	883,990
Atmos Energy Corp.	602	52,229
Hawaiian Electric Industries, Inc.	10,503	346,494
Vectren Corp.	4,069	244,588
Total Utilities		1,527,301
Total Common Stocks
(Cost $50,272,474)		70,464,758

	Principal Amount
Short-Term Investments - 2.4%
Repurchase Agreements - 1.2%[2]
Cantor Fitzgerald Securities, Inc., dated 07/31/2017, due 08/01/2017, 1.100% total to be received $855,694 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 08/15/17 - 05/20/67, totaling $872,781)	$855,668	855,668

	Shares
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [3]	830,583	830,583
Total Short-Term Investments (Cost $1,686,251)		1,686,251
Total Investments - 101.4% (Cost $51,958,725)		72,151,009
Other Assets, less Liabilities - (1.4%)		(1,020,367)
Net Assets - 100.0%		$71,130,642

[3]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$70,464,758	—	—	$70,464,758
Short-Term Investments
Repurchase Agreements	—	$855,668	—	855,668
Other Investment Companies	830,583	—	—	830,583

Total Investments in Securities	$71,295,341	$855,668	—	$72,151,009

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Common Stocks - 99.2%
Consumer Discretionary - 13.1%
Amazon.com, Inc. *,1	667	$658,849
American Axle & Manufacturing Holdings, Inc. *,2	3,363	49,571
Ascent Capital Group, Inc., Class A *	3,884	65,640
Bloomin’ Brands, Inc. [2]	2,514	43,819
Cavco Industries, Inc. *	367	47,857
Choice Hotels International, Inc. [1]	3,436	222,137
Comcast Corp., Class A	984	39,803
Cooper-Standard Holdings, Inc. *	303	30,985
CSS Industries, Inc.	5,768	154,409
Dave & Buster’s Entertainment, Inc. *	534	33,167
Discovery Communications, Inc., Class C *	12,283	284,106
Extended Stay America, Inc.	6,463	127,774
Francesca’s Holdings Corp. *	5,142	50,032
Genesco, Inc. *	1,812	58,165
Gentex Corp.	4,111	69,969
H&R Block, Inc.	1,052	32,086
Hibbett Sports, Inc. *	9,003	140,447
Hilton Grand Vacations, Inc. *,1	1,829	67,234
The Home Depot, Inc.	3,241	484,854
Hyatt Hotels Corp., Class A *	1,353	75,186
International Speedway Corp., Class A	3,836	137,329
J Alexander’s Holdings, Inc. *,3	4,927	51,980
Kirkland’s, Inc. *	4,731	44,235
Las Vegas Sands Corp.	1,402	86,377
Lear Corp.	204	30,231
Lennar Corp., Class B	2,511	111,664
Libbey, Inc.	9,445	85,005
Liberty Interactive Corp. QVC Group, Class A *	1,894	45,342
Liberty Media Corp-Liberty SiriusXM *,1	2,301	106,145
Liberty Media Corp-Liberty SiriusXM, Class C *	733	33,718
Lowe’s Cos., Inc.	733	56,734
M/I Homes, Inc. *	2,276	59,039
Malibu Boats, Inc., Class A *	1,914	54,760
The Marcus Corp.	1,455	39,576
MCBC Holdings, Inc. *	1,831	33,874
The Michaels Cos., Inc. *	5,916	119,148
Netflix, Inc. *	650	118,079
News Corp., Class B	9,815	144,280
NVR, Inc. *	69	180,120
Regal Entertainment Group, Class A [2]	2,564	48,767

	Shares	Value
Ross Stores, Inc.	4,481	$247,889
Select Comfort Corp. *	894	30,226
Stoneridge, Inc. *	1,918	29,269
Target Corp.	2,153	122,011
Taylor Morrison Home Corp., Class A *	14,792	334,595
Tenneco, Inc.	1,054	58,286
The TJX Cos., Inc.	1,452	102,090
Tower International, Inc.	1,492	36,852
Urban Outfitters, Inc. *,2	2,070	40,551
The Walt Disney Co.	1,270	139,611
Yum China Holdings, Inc. *	1,853	66,319
Total Consumer Discretionary		5,530,192
Consumer Staples - 5.9%
Altria Group, Inc.	532	34,564
Brown-Forman Corp., Class A [1]	4,098	211,211
Campbell Soup Co.	1,446	76,392
Church & Dwight Co., Inc. [1]	2,532	135,082
The Clorox Co.	788	105,190
Conagra Brands, Inc.	5,980	204,755
CVS Health Corp.	424	33,890
Energizer Holdings, Inc.	654	30,130
Ingles Markets, Inc., Class A	743	21,919
Ingredion, Inc.	312	38,476
Inter Parfums, Inc.	777	30,148
J&J Snack Foods Corp.	651	85,541
Kimberly-Clark Corp.	1,027	126,485
Lancaster Colony Corp.	546	66,951
Lifevantage Corp. *	5,779	21,960
Medifast, Inc.	687	29,328
Monster Beverage Corp. *	547	28,854
PepsiCo, Inc.	204	23,789
Performance Food Group Co. *	1,592	45,850
Philip Morris International, Inc.	204	23,809
Pinnacle Foods, Inc.	1,161	68,940
The Procter & Gamble Co.	1,349	122,516
Seaboard Corp.	15	64,125
Sprouts Farmers Market, Inc. *,2	1,105	26,597
Tyson Foods, Inc., Class A [1]	1,789	113,351
US Foods Holding Corp. *	8,013	225,566
Village Super Market, Inc., Class A	3,322	82,153
Walgreens Boots Alliance, Inc.	977	78,815
Wal-Mart Stores, Inc. [1]	3,284	262,687

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.9% (continued)
Weis Markets, Inc. [2]	1,475	$69,782
Total Consumer Staples		2,488,856
Energy - 3.7%
Anadarko Petroleum Corp.	1,286	58,732
Baker Hughes Co. [1]	2,771	102,222
Chevron Corp. [1]	589	64,313
Cimarex Energy Co.	236	23,371
ConocoPhillips	561	25,453
Devon Energy Corp.	1,914	63,755
Erin Energy Corp. *	17,507	30,637
Exxon Mobil Corp. [1]	6,248	500,090
Kinder Morgan, Inc.	4,431	90,525
Marathon Petroleum Corp.	1,966	110,076
Natural Gas Services Group, Inc. *	2,694	67,215
Oceaneering International, Inc.	1,329	34,089
ONEOK, Inc.	801	45,313
Overseas Shipholding Group, Inc., Class A *	18,459	56,854
Ultra Petroleum Corp. *	3,434	35,336
Valero Energy Corp.	1,479	102,007
The Williams Cos., Inc.	2,185	69,439
World Fuel Services Corp. [1]	2,227	72,021
Total Energy		1,551,448
Financials - 19.6%
1st Source Corp.	1,454	71,391
American Equity Investment Life Holding Co.	1,277	34,198
Artisan Partners Asset Management, Inc., Class A [1]	1,526	50,740
Aspen Insurance Holdings, Ltd. [1]	5,368	261,958
Athene Holding, Ltd., Class A *	787	39,767
Baldwin & Lyons, Inc., Class B [1]	5,704	133,474
Bank of America Corp. [1]	15,522	374,391
Berkshire Hathaway, Inc., Class B *,1	4,335	758,495
Brown & Brown, Inc.	1,258	56,107
Central Pacific Financial Corp.	1,854	57,344
Century Bancorp, Inc., Class A [1]	4,549	303,418
Charter Financial Corp.	4,316	77,602
Cherry Hill Mortgage Investment Corp.	16,016	307,347
Citigroup, Inc. [1]	3,305	226,227
CNA Financial Corp.	8,465	439,757
Discover Financial Services	1,200	73,128
Dynex Capital, Inc.	6,418	44,348
East West Bancorp, Inc.	1,464	83,419
Employers Holdings, Inc.	2,555	110,759

	Shares	Value
Erie Indemnity Co., Class A	1,687	$215,025
Financial Institutions, Inc.	1,236	36,338
First Defiance Financial Corp.	1,163	60,185
First Financial Corp.	5,272	242,776
First Hawaiian, Inc.	3,058	90,211
GAMCO Investors, Inc., Class A [2]	3,908	120,015
German American Bancorp, Inc.	1,947	69,761
Hallmark Financial Services, Inc. *	2,767	31,129
The Hanover Insurance Group, Inc.	1,772	168,092
Home Bancorp, Inc.	4,763	192,997
Houlihan Lokey, Inc.	2,216	82,391
Infinity Property & Casualty Corp.	1,417	141,771
JPMorgan Chase & Co. [1]	4,078	374,360
Macatawa Bank Corp.	9,467	91,357
MarketAxess Holdings, Inc.	323	65,533
MFA Financial, Inc., REIT	12,251	104,011
Morningstar, Inc.	3,532	291,637
MSCI, Inc.	1,110	120,935
National Western Life Group, Inc., Class A	509	171,324
OM Asset Management PLC	6,881	103,697
ProAssurance Corp.	1,365	84,357
Provident Financial Holdings, Inc.	2,632	50,008
Prudential Financial, Inc.	1,325	150,030
QCR Holdings, Inc.	2,108	96,863
Republic Bancorp, Inc., Class A	1,196	42,936
Riverview Bancorp, Inc.	11,095	84,211
S&P Global, Inc.	870	133,623
Selective Insurance Group, Inc.	1,020	51,663
Shore Bancshares, Inc.	4,145	70,009
State National Cos., Inc.	2,256	47,105
Synovus Financial Corp.	1,480	64,350
Territorial Bancorp, Inc. [1]	11,356	342,156
TFS Financial Corp.	14,762	235,897
Validus Holdings, Ltd. [1]	4,993	268,573
Wells Fargo & Co. [1]	3,522	189,977
Westwood Holdings Group, Inc.	1,956	115,306
Total Financials		8,304,479
Health Care - 12.2%
Agilent Technologies, Inc. [1]	2,712	162,150
Alexion Pharmaceuticals, Inc. *,1	639	87,760
Allergan PLC	272	68,634
Amgen, Inc. [1]	1,843	321,622
AngioDynamics, Inc. *,1	7,220	117,325

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 12.2% (continued)
Anthem, Inc.	320	$59,587
Baxter International, Inc. [1]	3,665	221,659
Biogen, Inc. *	281	81,375
BioSpecifics Technologies Corp. *	1,311	63,780
Bristol-Myers Squibb Co. [1]	3,724	211,896
Bruker Corp. [1]	4,417	126,680
Cardiovascular Systems, Inc. *	1,713	54,045
Catalent, Inc. *	2,132	73,980
Celgene Corp. *,1	1,843	249,561
Centene Corp. *	1,895	150,501
Chemed Corp.	764	150,890
The Cooper Cos., Inc.	184	44,872
Corcept Therapeutics, Inc. *	2,420	30,177
CorVel Corp. *	1,180	56,109
Cotiviti Holdings, Inc. *,2	654	28,155
Edwards Lifesciences Corp. *	361	41,580
Gilead Sciences, Inc.	1,064	80,960
Hologic, Inc. *,1	3,404	150,491
IDEXX Laboratories, Inc. *	558	92,885
INC Research Holdings, Inc., Class A *	766	42,130
Johnson & Johnson [1]	2,647	351,310
Landauer, Inc. [2]	1,429	77,809
LeMaitre Vascular, Inc.	2,849	102,763
McKesson Corp.	951	153,938
Merck & Co., Inc.	2,626	167,749
Meridian Bioscience, Inc.	2,895	39,227
Molina Healthcare, Inc. *,2	839	56,045
National HealthCare Corp.	1,777	115,807
National Research Corp., Class A	4,470	131,418
OraSure Technologies, Inc. *	2,297	40,289
Pfizer, Inc.	3,176	105,316
Phibro Animal Health Corp., Class A	1,946	74,337
The Providence Service Corp. *	1,416	72,981
Quality Systems, Inc. *	4,837	82,713
RTI Surgical, Inc. *	6,363	36,269
Triple-S Management Corp., Class B *	2,450	37,926
UnitedHealth Group, Inc.	1,381	264,890
Utah Medical Products, Inc.	1,453	100,402
Vertex Pharmaceuticals, Inc. *	508	77,125
WellCare Health Plans, Inc. *	558	98,760
West Pharmaceutical Services, Inc.	638	56,591

	Shares	Value
Zoetis, Inc.	2,261	$141,358
Total Health Care		5,153,827
Industrials - 11.6%
Allegion PLC [1]	1,057	85,871
Allison Transmission Holdings, Inc. [1]	11,165	422,037
ARC Document Solutions, Inc. *,1	13,294	45,997
Argan, Inc. [1]	1,613	103,958
Barnes Group, Inc.	1,371	82,507
The Boeing Co.	332	80,497
Brady Corp., Class A	1,797	59,660
Cintas Corp. [1]	1,095	147,661
Comfort Systems USA, Inc.	2,834	94,372
Continental Building Products, Inc. *	10,009	220,198
Copart, Inc. *	1,986	62,539
Ennis, Inc.	6,411	123,412
Essendant, Inc.	2,917	36,404
Gencor Industries, Inc. *	3,399	54,554
General Electric Co.	5,067	129,766
Graco, Inc.	199	23,092
Graham Corp.	2,351	47,044
Hardinge, Inc.	4,134	50,021
Hawaiian Holdings, Inc. *	1,574	65,164
HEICO Corp., Class A	2,000	142,100
Hillenbrand, Inc.	1,878	67,608
Hyster-Yale Materials Handling, Inc.	820	58,105
ICF International, Inc. *	2,036	92,129
Illinois Tool Works, Inc. [1]	506	71,199
Interface, Inc.	4,609	87,341
Kelly Services, Inc., Class A	4,098	91,262
Kimball International, Inc., Class B	6,455	107,605
Landstar System, Inc.	2,921	242,881
Masco Corp.	2,221	84,687
Moog, Inc., Class A *	2,268	168,558
MSA Safety, Inc.	1,008	80,801
On Assignment, Inc. *	664	32,702
Owens Corning	1,048	70,268
Pitney Bowes, Inc.	3,114	49,014
Primoris Services Corp.	2,080	51,834
Regal Beloit Corp.	2,084	173,701
Rexnord Corp. *	1,438	33,304
Rollins, Inc. [2]	3,493	151,631
RPX Corp. *	11,518	157,451

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.6% (continued)
Rush Enterprises, Inc., Class A *	1,364	$58,829
Rush Enterprises, Inc., Class B *	4,173	169,758
Southwest Airlines Co.	4,010	222,595
SP Plus Corp. *	4,415	144,370
TriNet Group, Inc. *	2,109	73,815
TrueBlue, Inc. *	1,884	48,136
Verisk Analytics, Inc. *	1,083	94,503
Wabash National Corp.	3,445	65,731
Willis Lease Finance Corp. *	2,756	69,672
Total Industrials		4,896,344
Information Technology - 22.6%
Activision Blizzard, Inc.	679	41,949
Advanced Energy Industries, Inc. *	721	52,309
Alphabet, Inc., Class A *,1	526	497,333
Alphabet, Inc., Class C *,1	535	497,817
American Software, Inc., Class A [1]	18,664	181,041
Anixter International, Inc. *	745	58,669
Apple, Inc. [1]	8,991	1,337,231
Applied Materials, Inc. [1]	4,227	187,298
ARRIS International PLC *	1,575	44,037
Benchmark Electronics, Inc. *,1	8,697	292,654
Broadcom, Ltd.	448	110,504
Brooks Automation, Inc.	1,573	38,633
CACI International, Inc., Class A *	536	67,054
Cadence Design Systems, Inc. *,1	8,046	296,897
Care.com, Inc. *	2,010	29,205
CDW Corp. [1]	3,599	228,285
Ciena Corp. *,2	1,356	34,917
Cisco Systems, Inc.	1,497	47,081
Convergys Corp. [1]	3,760	90,127
CSG Systems International, Inc.	1,421	58,758
CSRA, Inc.	2,071	67,535
CTS Corp.	2,983	65,626
Diodes, Inc. *	3,612	95,826
DXC Technology Co.	449	35,193
eBay, Inc. *	1,116	39,875
Entegris, Inc. *	3,897	101,712
EVERTEC, Inc.	5,549	99,050
Extreme Networks, Inc. *	3,931	34,554
F5 Networks, Inc. *	977	117,973
Facebook, Inc., Class A *,1	4,025	681,231
FLIR Systems, Inc.	2,591	96,696

	Shares	Value
Guidance Software, Inc. *	5,485	$38,779
Hewlett Packard Enterprise Co.	3,336	58,413
Intuit, Inc.	2,024	277,713
IXYS Corp. *	2,976	51,782
Juniper Networks, Inc.	1,913	53,468
Keysight Technologies, Inc. *	2,421	100,689
KLA-Tencor Corp.	1,016	94,112
MasterCard, Inc., Class A	700	89,460
Maxim Integrated Products, Inc.	3,947	179,352
Microsoft Corp. [1]	13,057	949,244
NCR Corp. *	956	36,185
NetScout Systems, Inc. *,2	2,878	99,291
NVIDIA Corp.	387	62,891
PC Connection, Inc.	1,380	35,604
Perficient, Inc. *	2,591	48,711
Plantronics, Inc.	1,794	81,053
Progress Software Corp.	7,087	226,855
QAD, Inc., Class A	3,568	111,857
Rudolph Technologies, Inc. *	5,715	141,446
salesforce.com, Inc. *	1,164	105,691
ServiceNow, Inc. *	231	25,514
Synopsys, Inc. *,1	2,232	170,904
TeleTech Holdings, Inc.	1,335	55,803
Teradata Corp. *,2	2,377	75,636
Texas Instruments, Inc.	1,295	105,387
Trimble, Inc. *	1,632	61,086
TTM Technologies, Inc. *,2	2,843	49,411
Verint Systems, Inc. *	1,383	54,836
Versum Materials, Inc.	1,141	40,232
Visa, Inc., Class A [1]	2,140	213,058
Vishay Precision Group, Inc. *	2,291	40,093
VMware, Inc., Class A *	386	35,786
XO Group, Inc. *	3,826	69,939
Zebra Technologies Corp., Class A *	332	33,771
Zix Corp. *	10,269	54,734
Total Information Technology		9,555,856
Materials - 4.1%
Berry Global Group, Inc. *	2,256	126,516
Cabot Corp. [1]	2,847	154,678
Crown Holdings, Inc. *	5,286	314,358
FutureFuel Corp.	2,530	36,837
Graphic Packaging Holding Co.	16,533	218,070
Hawkins, Inc.	629	28,274

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 4.1% (continued)
KMG Chemicals, Inc.	881	$44,596
Louisiana-Pacific Corp. *	4,862	122,085
LyondellBasell Industries NV, Class A	955	86,036
Sealed Air Corp.	1,681	73,140
Sensient Technologies Corp.	780	58,001
Silgan Holdings, Inc.	4,796	145,319
UFP Technologies, Inc. *	1,609	46,420
United States Lime & Minerals, Inc.	2,302	186,968
Valvoline, Inc.	3,292	74,630
Total Materials		1,715,928
Real Estate - 2.1%
Brixmor Property Group, Inc., REIT [1]	8,368	163,929
Consolidated-Tomoka Land Co.	1,224	67,859
Duke Realty Corp., REIT	869	24,845
Equity Commonwealth, REIT *	5,018	158,468
Liberty Property Trust, REIT	3,538	148,667
Park Hotels & Resorts, Inc., REIT	2,610	70,287
Retail Properties of America, Inc., Class A, REIT	18,693	247,308
Xenia Hotels & Resorts, Inc., REIT	1,339	27,209
Total Real Estate		908,572
Telecommunication Services - 1.7%
AT&T, Inc. [1]	9,582	373,698
Boingo Wireless, Inc. *	2,923	43,348
Telephone & Data Systems, Inc.	3,703	105,276
T-Mobile US, Inc. *	566	34,900
United States Cellular Corp. *	3,155	119,511
Verizon Communications, Inc. [1]	929	44,964
Total Telecommunication Services		721,697
Utilities - 2.6%
AES Corp. [1]	19,305	215,830

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of July 31, 2017, amounting to a market value of $13,782,482 or 32.6% of net assets.
[2]	Some or all of these securities, amounting to $460,657 or 1.1% of net assets, were out on loan to various brokers.
[3]	The security has been determined to be an illiquid security. At July 31, 2017, the security amounted to $51,980, or 0.1% of net assets. The security was valued using a quote from the primary exchange and management has determined the security is traded in active markets. Therefore, it has been determined that the security is valued using Level 1 pricing inputs.

	Shares	Value
Atmos Energy Corp. [1]	2,152	$186,707
Avangrid, Inc. [1]	2,383	108,236
Vectren Corp. [1]	5,372	322,911
Xcel Energy, Inc. [1]	5,400	255,474
Total Utilities		1,089,158
Total Common Stocks (Cost $38,468,586)		41,916,357
Purchased Options - 0.2%
(See Open Purchased Options schedule) (Cost $316,055)		107,992

	Principal Amount
Short-Term Investments - 2.5%
Repurchase Agreements - 1.1%[4]
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 07/31/2017, due 08/01/2017, 1.040% total to be received $475,566 (collateralized by various U.S. Government Agency Obligations, 0.125% -1.000%, 03/15/18 - 07/15/24, totaling $485,063)	$475,552	475,552

	Shares
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [5]	592,110	592,110
Total Short-Term Investments (Cost $1,067,662)		1,067,662
Total Investments - 101.9% (Cost $39,852,303)		43,092,011
Other Assets, less Liabilities - (1.9%)		(822,844)
Net Assets - 100.0%		$42,269,167

[4]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[5]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

Open Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
S&P 500 Index (Put)	2,275	08/18/17	71	$9,585	$149,206	$9,585
S&P 500 Index (Put)	2,290	09/15/17	5	2,605	9,708	2,605
S&P 500 Index (Put)	2,290	10/20/17	43	50,955	57,856	50,955
S&P 500 Index (Put)	2,300	09/15/17	26	14,560	61,139	14,560
S&P 500 Index (Put)	2,375	09/15/17	31	30,287	38,146	30,287

				Total	$316,055	$107,992

Open Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
S&P 500 Index (Call)	2,510	08/18/17	40	$(5,400)	$24,340	$(5,400)
S&P 500 Index (Call)	2,520	08/18/17	31	(2,325)	15,454	(2,325)
S&P 500 Index (Call)	2,540	09/15/17	31	(7,595)	19,353	(7,595)
S&P 500 Index (Call)	2,550	09/15/17	31	(5,363)	10,122	(5,363)
S&P 500 Index (Call)	2,580	10/20/17	21	(6,720)	9,856	(6,720)
S&P 500 Index (Call)	2,590	10/20/17	22	(5,126)	7,909	(5,126)
S&P 500 Index (Put)	2,225	08/18/17	71	(6,390)	109,943	(6,390)
S&P 500 Index (Put)	2,225	10/20/17	43	(35,690)	39,538	(35,690)
S&P 500 Index (Put)	2,240	09/15/17	5	(1,900)	6,993	(1,900)
S&P 500 Index (Put)	2,250	09/15/17	26	(10,270)	44,681	(10,270)
S&P 500 Index (Put)	2,335	09/15/17	31	(22,196)	27,264	(22,196)

				Total	$315,453	$(108,975)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
S&P 500 E-Mini FUT Index	USD	2	Long	09/15/17	$246,800	$3,836

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$41,916,357	—	—	$41,916,357
Purchased Options	107,992	—	—	107,992
Short-Term Investments
Repurchase Agreements	—	$475,552	—	475,552
Other Investment Companies	592,110	—	—	592,110

Total Investments in Securities	$42,616,459	$475,552	—	$43,092,011

Financial Derivative Instruments - Assets
Equity Contracts	$3,836	—	—	$3,836
Financial Derivative Instruments - Liabilities
Equity Contracts	(108,975)	—	—	(108,975)

Total Financial Derivative Instruments	$(105,139)	—	—	$(105,139)

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2017

	Shares	Value
Exchange Traded Funds - 59.3%
iShares Barclays TIPS Bond Fund[1]	67,898	$7,717,287
iShares Global Infrastructure[2]	27,711	1,254,477
iShares iBoxx $ High Yield Corporate Bond Fund[2]	103,442	9,197,028
iShares iBoxx $ Investment Grade Corporate Bond[1]	75,689	9,166,695
Materials Select Sector SPDR Fund	22,316	1,219,346
SPDR Citi International Government Inflation-Protected Bond[1]	25,987	1,479,960
VanEck Vectors Gold Miners	54,123	1,237,252
VanEck Vectors Natural Resource	37,061	1,271,737
Vanguard REIT[1]	51,569	4,345,204
Total Exchange Traded Funds (Cost $36,121,460)		36,888,986

	Notes
Exchange Traded Notes - 10.2%
Credit Suisse AG, VelocityShares 3x Long Crude Oil ETN, 02/09/32 *	10,845	178,400
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38 *,2	52,685	1,260,541
iPath Bloomberg Commodity Index Total Return, 06/12/36 *,2	101,224	2,355,483
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22*	504,471	2,537,489
Total Exchange Traded Notes (Cost $6,943,482)		6,331,913
Purchased Options - 0.2%
(See Open Purchased Options schedule) (Cost $537,524)		157,879

	Principal Amount
U.S. Government Obligations - 11.1%
United States Treasury Bill, 0.768%, 08/03/17 [3]	$500,000	499,979
United States Treasury Bill, 0.900%, 09/07/17 [3,4]	1,000,000	999,075
United States Treasury Bill, 0.915%, 08/17/17 [3,4]	2,000,000	1,999,187
United States Treasury Bill, 0.945%, 09/21/17 [3,4]	2,000,000	1,997,358

*	Non-income producing security.
[1]	Some or all of these securities were held as collateral for written options as of July 31, 2017, amounting to a market value of $14,725,246 or 23.7% of net assets.
[2]	Some or all of these securities, amounting to $7,423,980 or 11.9% of net assets, were out on loan to various brokers.
[3]	Represents yield to maturity at July 31, 2017.
[4]	Some or all of these securities are held as collateral for futures contracts. The market value of collateral at July 31, 2017, amounted to $3,996,027 or 6.4% of net assets.

	Principal Amount	Value
United States Treasury Bill, 1.010%, 10/12/17 [1,3]	$450,000	$449,031
United States Treasury Bill, 1.050%, 10/19/17 [3]	1,000,000	997,613
Total U.S. Government Obligations (Cost $6,942,385)		6,942,243
Short-Term Investments - 31.6%
Repurchase Agreements - 12.2%[5]
Cantor Fitzgerald Securities, Inc., dated 07/31/2017, due 08/01/2017, 1.100% total to be received $1,274,996 (collateralized by various U.S. Government Agency Obligations, 0.000% 10.500%, 08/15/17 - 05/20/67, totaling $1,300,456)	1,274,957	1,274,957
Daiwa Capital Markets America dated 07/31/2017, due 08/01/2017, 1.070% total to be received $1,801,075 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 08/03/17 - 12/01/51, totaling $1,837,042)	1,801,021	1,801,021
MUFG Securities America Inc., dated 07/31/17, due 08/01/17, 1.040% total to be received $1,801,073 (collateralized by various U.S. Government Agency Obligations, 1.919% - 6.000%, 01/01/19 - 08/01/47, totaling $1,837,041)	1,801,021	1,801,021
Nomura Securities International, Inc., dated 07/31/2017, due 08/01/2017, 1.060% total to be received $1,801,074 (collateralized by various U.S. Government Agency Obligations, 0.000% -9.000%, 08/04/17 - 06/20/67, totaling $1,837,041)	1,801,021	1,801,021
RBC Capital Markets LLC dated 07/31/2017, due 08/01/2017, 1.040% total to be received $904,592 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 02/08/18 - 06/20/47, totaling $922,657)	904,566	904,566
Total Repurchase Agreements		7,582,586

	Shares
Other Investment Companies - 19.4%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.91% [6]	12,049,751	12,049,751
Total Short-Term Investments (Cost $19,632,337)		19,632,337
Total Investments - 112.4% (Cost $70,177,188)		69,953,358
Other Assets, less Liabilities - (12.4%)		(7,699,087)
Net Assets - 100.0%		$62,254,271

[5]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[6]	Yield shown represents the July 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ETN	Exchange Traded Notes
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TIPS	Treasury Inflation-Protected Securities

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Open Purchased Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Cost	Value
EURO STOXX 50 (Put)	3,000	09/15/17	116	$5,905	$70,995	$5,905
EURO STOXX 50 (Put)	3,200	10/20/17	21	6,588	9,037	6,588
EURO STOXX 50 (Put)	3,225	10/20/17	41	14,463	17,447	14,463
EURO STOXX 50 (Put)	3,250	10/20/17	20	7,931	8,116	7,931
EURO STOXX 50 (Put)	3,300	08/18/17	108	7,927	36,469	7,927
S&P 500 Index (Put)	2,275	08/18/17	76	10,260	159,761	10,260
S&P 500 Index (Put)	2,290	09/15/17	5	2,605	9,711	2,605
S&P 500 Index (Put)	2,290	10/20/17	56	66,360	75,454	66,360
S&P 500 Index (Put)	2,300	09/15/17	64	35,840	150,535	35,840

				Total	$537,525	$157,879

Open Written Options
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium	Value
EURO STOXX 50 (Call)	3,650	10/20/17	41	$(5,339)	$7,294	$(5,339)
EURO STOXX 50 (Call)	3,675	10/20/17	41	(3,834)	6,716	(3,834)
EURO STOXX 50 (Call)	3,700	08/18/17	108	(128)	13,118	(128)
EURO STOXX 50 (Call)	3,725	09/15/17	21	(249)	6,338	(249)
EURO STOXX 50 (Call)	3,750	09/15/17	95	(900)	25,743	(900)
EURO STOXX 50 (Put)	2,800	09/15/17	116	(2,197)	38,823	(2,197)
EURO STOXX 50 (Put)	3,075	10/20/17	21	(3,803)	5,302	(3,803)
EURO STOXX 50 (Put)	3,100	10/20/17	20	(4,025)	5,083	(4,025)
EURO STOXX 50 (Put)	3,125	10/20/17	41	(9,222)	9,934	(9,222)
EURO STOXX 50 (Put)	3,200	08/18/17	108	(2,940)	23,022	(2,940)
S&P 500 Index (Call)	2,510	08/18/17	38	(5,130)	23,100	(5,130)
S&P 500 Index (Call)	2,520	08/18/17	38	(2,850)	18,920	(2,850)
S&P 500 Index (Call)	2,540	09/15/17	69	(16,905)	43,954	(16,905)
S&P 500 Index (Call)	2,580	10/20/17	29	(9,280)	13,451	(9,280)
S&P 500 Index (Call)	2,590	10/20/17	27	(6,291)	9,690	(6,291)
S&P 500 Index (Put)	2,225	08/18/17	76	(6,840)	117,639	(6,840)
S&P 500 Index (Put)	2,225	10/20/17	56	(46,480)	51,476	(46,480)
S&P 500 Index (Put)	2,240	09/15/17	5	(1,900)	6,989	(1,900)
S&P 500 Index (Put)	2,250	09/15/17	64	(25,280)	109,945	(25,280)

				Total	$536,537	$(153,593)

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	41	Long	09/15/17	$4,229,710	$(75,888)
Australian SPI 200 Index	AUD	33	Long	09/21/17	3,736,260	21,004
Canadian 10-Year Bond	CAD	37	Long	09/20/17	4,074,377	(210,801)

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
E-Mini MSCI Index	USD	144	Long	09/15/17	7,664,400	$341,607
EURO BUXL 30-Year Bond	EUR	18	Long	09/07/17	3,454,507	(107,090)
EURO STOXX 50	EUR	229	Long	09/15/17	9,344,449	(16,288)
FTSE 100 Index	GBP	26	Long	09/15/17	2,507,652	(47,366)
Hang Seng Index	HKD	11	Long	08/30/17	1,917,268	31,367
Russell 2000® Mini Index	USD	120	Long	09/15/17	8,546,400	41,225
S&P 500 E-Mini FUT Index	USD	25	Long	09/15/17	3,085,000	47,952
S&P/TSX 60 Index	CAD	22	Long	09/14/17	3,138,849	(60,404)
TOPIX Index	JPY	18	Long	09/07/17	2,644,202	13,715
U.K. 10-Year Gilt	GBP	33	Long	09/27/17	5,486,938	(75,896)
U.S. Treasury Long Bond	USD	24	Long	09/20/17	3,671,250	10,202

					Total	$(86,661)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of July 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds†	$36,888,986	—	—	$36,888,986
Exchange Traded Notes†	6,331,913	—	—	6,331,913
Purchased Options	157,879	—	—	157,879
U.S. Government Obligations	—	$6,942,243	—	6,942,243
Short-Term Investments
Repurchase Agreements	—	7,582,586	—	7,582,586
Other Investment Companies	12,049,751	—	—	12,049,751

Total Investments in Securities	$55,428,529	$14,524,829	—	$69,953,358

Financial Derivative Instruments - Assets
Equity Contracts	$496,870	—	—	$496,870
Interest Rate Contracts	10,202	—	—	10,202
Financial Derivative Instruments - Liabilities
Equity Contracts	(277,651)	—	—	(277,651)
Interest Rate Contracts	(469,675)	—	—	(469,675)

Total Financial Derivative Instruments	$(240,254)	—	—	$(240,254)

†	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed listing of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of July 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: September 20, 2017

By:	/s/ Christopher R. Townsend
Christopher R. Townsend, Principal Financial Officer

Date: September 20, 2017